Condensed consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Condensed Consolidated Income Statement

	Condensed Consolidated Income Statement

Year ended 31 December 2017 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	3,459	—	—	16,243	(138)	19,564

Raw materials and consumables used	—	(346)	—	—	(4,286)	112	(4,520)

Changes in inventories of finished goods and work in progress	—	(7)	—	—	(507)	1	(513)

Employee benefit costs	(8)	(117)	(35)	(2)	(2,525)	8	(2,679)

Depreciation, amortisation and impairment costs	—	(28)	—	—	(874)	—	(902)

Other operating income	—	7	34	—	1,859	(1,756)	144

Other operating expenses	(101)	(2,889)	(6)	—	(3,499)	1,813	(4,682)

(Loss)/profit from operations	(109)	79	(7)	(2)	6,411	40	6,412

Net finance income/(costs)	3	11	(190)	9	(908)	(19)	(1,094)

Share of post-tax results of associates and joint ventures	—	—	—	—	24,209	—	24,209

Profit before taxation	(106)	90	(197)	7	29,712	21	29,527

Taxation on ordinary activities	—	(240)	61	(3)	8,311	—	8,129

Equity income from subsidiaries	37,656	3,870	4,259	3,893	—	(49,678)	—

Profit for the year	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

Attributable to:

Owners of the parent	37,550	3,720	4,123	3,897	37,852	(49,657)	37,485

Non-controlling interests	—	—	—	—	171	—	171

	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

30 Condensed consolidating financial information continued

(a)	RAI and Lorillard unsecured notes continued

	Condensed Consolidated Income Statement

Year ended 31 December 2016 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	14,130	—	14,130

Raw materials and consumables used	—	—	—	—	(3,777)	—	(3,777)

Changes in inventories of finished goods and work in progress	—	—	—	—	44	—	44

Employee benefit costs	(7)	—	—	—	(2,274)	7	(2,274)

Depreciation, amortisation and impairment costs	—	—	—	—	(607)	—	(607)

Other operating income	—	—	—	—	176	—	176

Other operating expenses	(75)	—	—	—	(3,037)	75	(3,037)

(Loss)/profit from operations	(82)	—	—	—	4,655	82	4,655

Net finance (costs)/income	(54)	—	—	—	(637)	54	(637)

Share of post-tax results of associates and joint ventures	—	—	—	—	2,227	—	2,227

Profit before taxation	(136)	—	—	—	6,245	136	6,245

Taxation on ordinary activities	—	—	—	—	(1,406)	—	(1,406)

Equity income from subsidiaries	4,839	—	—	—	—	(4,839)	—

Profit for the year	4,703	—	—	—	4,839	(4,703)	4,839

Attributable to:

Owners of the parent	4,703	—	—	—	4,648	(4,703)	4,648

Non-controlling interests	—	—	—	—	191	—	191

	4,703	—	—	—	4,839	(4,703)	4,839

30 Condensed consolidating financial information continued

(a)	RAI and Lorillard unsecured notes continued

	Condensed Consolidated Income Statement

Year ended 31 December 2015 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	12,536	—	12,536

Raw materials and consumables used	—	—	—	—	(3,217)	—	(3,217)

Changes in inventories of finished goods and work in progress	—	—	—	—	184	—	184

Employee benefit costs	(2)	—	—	—	(2,039)	2	(2,039)

Depreciation, amortisation and impairment costs	—	—	—	—	(428)	—	(428)

Other operating income	—	—	—	—	225	—	225

Other operating expenses	(66)	—	—	—	(2,704)	66	(2,704)

(Loss)/profit from operations	(68)	—	—	—	4,557	68	4,557

Net finance (costs)/income	(36)	—	—	—	62	36	62

Share of post-tax results of associates and joint ventures	—	—	—	—	1,236	—	1,236

Profit before taxation	(104)	—	—	—	5,855	104	5,855

Taxation on ordinary activities	—	—	—	—	(1,333)	—	(1,333)

Equity income from subsidiaries	4,522	—	—	—	—	(4,522)	—

Profit for the year	4,418	—	—	—	4,522	(4,418)	4,522

Attributable to:

Owners of the parent	4,418	—	—	—	4,290	(4,418)	4,290

Non-controlling interests	—	—	—	—	232	—	232

	4,418	—	—	—	4,522	(4,418)	4,522

1	BAT Annual Report and Form 20-F 2017

Condensed Consolidated Statement of Comprehensive Income

Notes on the Accounts continued

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2017 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

Other comprehensive expense

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	(3,809)	—	(3,809)

Differences on exchange	—	—	—	—	(4,007)	—	(4,007)

Cash flow hedges	—	—	—	—	(171)	—	(171)

Investments held at fair value	—	—	—	—	(22)	—	(22)

Net investment hedges	—	—	—	—	357	—	357

Tax on items that may be reclassified	—	—	—	—	34	—	34

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	681	—	681

Retirement benefit schemes	—	—	—	—	852	—	852
Tax on items that will not be reclassified	—	—	—	—	(171)	—	(171)

Total other comprehensive expense for the year, net of tax	—	—	—	—	(3,128)	—	(3,128)

Share of subsidiaries OCI (other reserves)	681	—	—	—	—	(681)	—

Share of subsidiaries OCI (retained earnings)	(3,809)	—	—	—	—	3,809	—

Total comprehensive income for the year, net of tax	34,422	3,720	4,123	3,897	34,895	(46,529)	34,528

Attributable to:

Owners of the parent	34,422	3,720	4,123	3,897	34,728	(46,529)	34,361

Non-controlling interests	—	—	—	—	167	—	167

	34,422	3,720	4,123	3,897	34,895	(46,529)	34,528

30 Condensed consolidating financial information continued

(a)	RAI and Lorillard unsecured notes continued

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2016

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	4,703	—	—	—	4,839	(4,703)	4,839

Other comprehensive income

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	1,760	—	1,760

Differences on exchange	—	—	—	—	2,695	—	2,695

Cash flow hedges	—	—	—	—	55	—	55

Investments held at fair value	—	—	—	—	(10)	—	(10)

Net investment hedges	—	—	—	—	(961)	—	(961)

Tax on items that may be reclassified	—	—	—	—	(19)	—	(19)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	(173)	—	(173)

Retirement benefit schemes	—	—	—	—	(209)	—	(209)

Tax on items that will not be reclassified	—	—	—	—	36	—	36

Total other comprehensive income for the year, net of tax	—	—	—	—	1,587	—	1,587

Share of subsidiaries OCI (other reserves)	(173)	—	—	—	—	173	—

Share of subsidiaries OCI (retained earnings)	1,760	—	—	—	—	(1,760)	—

Total comprehensive income for the year, net of tax	6,290	—	—	—	6,426	(6,290)	6,426

Attributable to:

Owners of the parent	6,290	—	—	—	6,180	(6,290)	6,180

Non-controlling interests	—	—	—	—	246	—	246

	6,290	—	—	—	6,426	(6,290)	6,426

30 Condensed consolidating financial information continued

(a)	RAI and Lorillard unsecured notes continued

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2015

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	4,418	—	—	—	4,522	(4,418)	4,522

Other comprehensive expense

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	(849)	—	(849)

Differences on exchange	—	—	—	—	(670)	—	(670)

Cash flow hedges	—	—	—	—	(129)	—	(129)

Investments held at fair value	—	—	—	—	5	—	5

Net investment hedges	—	—	—	—	(76)	—	(76)

Tax on items that may be reclassified	—	—	—	—	21	—	21

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	263	—	263

Retirement benefit schemes	—	—	—	—	286	—	286

Tax on items that will not be reclassified	—	—	—	—	(23)	—	(23)

Total other comprehensive expense for the year, net of tax	—	—	—	—	(586)	—	(586)

Share of subsidiaries OCI (other reserves)	263	—	—	—	—	(263)	—

Share of subsidiaries OCI (retained earnings)	(849)	—	—	—	—	849	—

Total comprehensive income for the year, net of tax	3,832	—	—	—	3,936	(3,832)	3,936

Attributable to:

Owners of the parent	3,832	—	—	—	3,757	(3,832)	3,757

Non-controlling interests	—	—	—	—	179	—	179

	3,832	—	—	—	3,936	(3,832)	3,936

BAT Annual Report and Form 20-F 2017	1

Condensed Consolidated Balance Sheet

	Condensed Consolidated Balance Sheet

As at 31 December 2017 (revised)

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	2,780	—	7,284	107,722	(1)	117,785

Property, plant and equipment	—	677	2	—	4,203	—	4,882

Investments in subsidiaries	58,255	17,217	29,165	18,972	—	(123,609)	—

Investments in associates and joint ventures	—	—	—	—	1,577	—	1,577

Retirement benefit assets	—	—	—	—	1,123	—	1,123

Deferred tax assets	—	320	16	4	(7)	—	333

Trade and other receivables	—	23	860	42	826	(995)	756

Available-for-sale investments	—	—	—	—	42	—	42

Derivative financial instruments	—	—	—	—	590	—	590

Total non-current assets	58,255	21,017	30,043	26,302	116,076	(124,605)	127,088

Inventories	—	721	—	—	5,144	(1)	5,864

Income tax receivable	—	—	339	—	121	—	460

Trade and other receivables	7,365	—	571	9	5,725	(9,617)	4,053

Available-for-sale investments	—	—	—	—	65	—	65

Derivative financial instruments	—	—	—	—	228	—	228

Cash and cash equivalents	5	2	2	—	3,287	(5)	3,291

	7,370	723	912	9	14,570	(9,623)	13,961

Assets classified as held-for-sale	—	—	—	—	5	—	5

Total current assets	7,370	723	912	9	14,575	(9,623)	13,966

Total assets	65,625	21,740	30,955	26,311	130,651	(134,228)	141,054

Equity - Capital and reserves

Share capital	614	14,070	13,509	21,260	1,297	(50,136)	614

Share premium, capital redemption and merger reserves	22,939	—	—	—	26,602	(22,939)	26,602

Other reserves	805	(25)	(24)	(24)	(3,392)	(732)	(3,392)

Retained earnings	36,511	5,128	6,276	5,055	37,434	(53,469)	36,935

Owners of the parent	60,869	19,173	19,761	26,291	61,941	(127,276)	60,759

Non-controlling interests	—	—	—	—	222	—	222

Total equity	60,869	19,173	19,761	26,291	62,163	(127,276)	60,981

Liabilities

Borrowings	1,571	186	8,212	—	35,629	(1,571)	44,027

Retirement benefit liabilities	—	926	42	20	833	—	1,821

Deferred tax liabilities	—	—	—	—	17,129	—	17,129

Other provisions for liabilities	—	1	—	—	353	—	354

Trade and other payables	8	18	102	—	1,933	(1,003)	1,058

Derivative financial instruments	—	—	—	—	79	—	79

Total non-current liabilities	1,579	1,131	8,356	20	55,956	(2,574)	64,468

Borrowings	2,058	40	1,009	—	4,374	(2,058)	5,423

Income tax payable	—	23	—	—	697	—	720

Other provisions for liabilities	—	4	—	—	395	—	399

Trade and other payables	1,119	1,369	1,829	—	6,911	(2,320)	8,908

Derivative financial instruments	—	—	—	—	155	—	155

Total current liabilities	3,177	1,436	2,838	—	12,532	(4,378)	15,605

Total equity and liabilities	65,625	21,740	30,955	26,311	130,651	(134,228)	141,054

30 Condensed consolidating financial information continued

(a)	RAI and Lorillard unsecured notes continued

	Condensed Consolidated Balance Sheet

As at 31 December 2016

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	12,117	—	12,117

Property, plant and equipment	—	—	—	—	3,661	—	3,661

Investments in subsidiaries	7,667	—	—	—	—	(7,667)	—

Investments in associates and joint ventures	—	—	—	—	9,507	—	9,507

Retirement benefit assets	—	—	—	—	455	—	455

Deferred tax assets	—	—	—	—	436	—	436

Trade and other receivables	—	—	—	—	599	—	599

Available-for-sale investments	—	—	—	—	43	—	43

Derivative financial instruments	—	—	—	—	596	—	596

Total non-current assets	7,667	—	—	—	27,414	(7,667)	27,414

Inventories	—	—	—	—	5,793	—	5,793

Income tax receivable	—	—	—	—	69	—	69

Trade and other receivables	7,289	—	—	—	3,884	(7,289)	3,884

Available-for-sale investments	—	—	—	—	15	—	15

Derivative financial instruments	—	—	—	—	375	—	375

Cash and cash equivalents	5	—	—	—	2,204	(5)	2,204

	7,294	—	—	—	12,340	(7,294)	12,340

Assets classified as held-for-sale	—	—	—	—	19	—	19

Total current assets	7,294	—	—	—	12,359	(7,294)	12,359

Total assets	14,961	—	—	—	39,773	(14,961)	39,773

Equity - Capital and reserves

Share capital	507	—	—	—	507	(507)	507

Share premium, capital redemption and merger reserves	268	—	—	—	3,931	(268)	3,931

Other reserves	(362)	—	—	—	413	362	413

Retained earnings	10,829	—	—	—	3,351	(10,849)	3,331

Owners of the parent	11,242	—	—	—	8,202	(11,262)	8,182

Non-controlling interests	—	—	—	—	224	—	224

Total equity	11,242	—	—	—	8,426	(11,262)	8,406

Liabilities

Borrowings	—	—	—	—	16,488	—	16,488

Retirement benefit liabilities	—	—	—	—	826	—	826

Deferred tax liabilities	—	—	—	—	652	—	652

Other provisions for liabilities	—	—	—	—	386	—	386

Trade and other payables	8	—	—	—	1,040	(8)	1,040

Derivative financial instruments	—	—	—	—	119	—	119

Total non-current liabilities	8	—	—	—	19,511	(8)	19,511

Borrowings	3,621	—	—	—	3,007	(3,621)	3,007

Income tax payable	—	—	—	—	558	—	558

Other provisions for liabilities	—	—	—	—	407	—	407

Trade and other payables	90	—	—	—	7,315	(70)	7,335

Derivative financial instruments	—	—	—	—	549	—	549

Total current liabilities	3,711	—	—	—	11,836	(3,691)	11,856

Total equity and liabilities	14,961	—	—	—	39,773	(14,961)	39,773

BAT Annual Report and Form 20-F 2017	1

Condensed Consolidated Cash Flow Statement

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2017

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(12)	(1,860)	(270)	(11)	7,488	12	5,347

Net cash (used in)/generated from investing activities	2	(88)	1,116	1	(19,512)	(63)	(18,544)

Net cash (used in)/generated from financing activities	10	1,950	(844)	10	21,030	(7,397)	14,759

Net cash flows (used in)/generated from operating, investing and financing activities	—	2	2	—	9,006	(7,448)	1,562

Differences on exchange	—	—	—	—	(391)	—	(391)

(Decrease)/increase in net cash and cash equivalents in the year	—	2	2	—	8,615	(7,448)	1,171

Net cash and cash equivalents at 1 January*	5	—	—	—	1,646	—	1,651

Net cash and cash equivalents at 31 December	5	2	2	—	10,261	(7,448)	2,822

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2016

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(23)	—	—	—	4,610	23	4,610

Net cash (used in)/generated from investing activities	24	—	—	—	(571)	(93)	(640)

Net cash (used in)/generated from financing activities	—	—	—	—	1,746	(5,975)	(4,229)

Net cash flows (used in)/generated from operating, investing and financing activities	1	—	—	—	5,785	(6,045)	(259)

Differences on exchange	1	—	—	—	179	—	180

(Decrease)/increase in net cash and cash equivalents in the year	2	—	—	—	5,964	(6,045)	(79)

Net cash and cash equivalents at 1 January*	3	—	—	—	1,727	—	1,730

Net cash and cash equivalents at 31 December	5	—	—	—	7,691	(6,045)	1,651

30 Condensed consolidating financial information continued

(a)	RAI and Lorillard unsecured notes continued

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2015

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	61	—	—	—	4,712	(53)	4,720

Net cash (used in)/generated from investing activities	34	—	—	—	(3,920)	(105)	(3,991)

Net cash (used in)/generated from financing activities	(95)	—	—	—	982	(1,106)	(219)

Net cash flows (used in)/generated from operating, investing and financing activities	—	—	—	—	1,774	(1,264)	510

Differences on exchange	(1)	—	—	—	(271)	—	(272)

(Decrease)/increase in net cash and cash equivalents in the year	(1)	—	—	—	1,503	(1,264)	238

Net cash and cash equivalents at 1 January*	4	—	—	—	1,488	—	1,492

Net cash and cash equivalents at 31 December	3	—	—	—	2,991	(1,264)	1,730

*The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuers, subsidiary guarantors and non-guarantor subsidiaries.

BAT Annual Report and Form 20-F 2017	1

Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Condensed Consolidated Income Statement

	Condensed Consolidated Income Statement

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	19,564	—	19,564

Raw materials and consumables used	—	—	—	(4,520)	—	(4,520)

Changes in inventories of finished goods and work in progress	—	—	—	(513)	—	(513)

Employee benefit costs	(8)	—	(38)	(2,641)	8	(2,679)

Depreciation, amortisation and impairment costs	—	—	—	(902)	—	(902)

Other operating income	—	1	34	109	—	144

Other operating expenses	(101)	(1)	(10)	(4,671)	101	(4,682)

(Loss)/Profit from operations	(109)	—	(14)	6,426	109	6,412

Net finance income/(costs)	3	(62)	423	(1,403)	(55)	(1,094)

Share of post-tax results of associates and joint ventures	—	—	—	24,209	—	24,209

Profit before taxation	(106)	(62)	409	29,232	54	29,527

Taxation on ordinary activities	—	10	25	8,094	—	8,129

Equity income from subsidiaries	37,656	—	4,259	—	(41,915)	—

Profit for the year	37,550	(52)	4,693	37,326	(41,861)	37,656

Attributable to:

Owners of the parent	37,550	(52)	4,693	37,155	(41,861)	37,485

Non-controlling interests	—	—	—	171	—	171

	37,550	(52)	4,693	37,326	(41,861)	37,656

30 Condensed consolidating financial information continued

(b)	Anticipated exchange offer continued

	Condensed Consolidated Income Statement

Year ended 31 December 2016

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	14,130	—	14,130

Raw materials and consumables used	—	—	—	(3,777)	—	(3,777)

Changes in inventories of finished goods and work in progress	—	—	—	44	—	44

Employee benefit costs	(7)	—	(3)	(2,271)	7	(2,274)

Depreciation, amortisation and impairment costs	—	—	—	(607)	—	(607)

Other operating income	—	—	—	176	—	176

Other operating expenses	(75)	—	(4)	(3,033)	75	(3,037)

(Loss)/Profit from operations	(82)	—	(7)	4,662	82	4,655

Net finance (costs)/income	(54)	—	594	(1,231)	54	(637)

Share of post-tax results of associates and joint ventures	—	—	—	2,227	—	2,227

Profit before taxation	(136)	—	587	5,658	136	6,245

Taxation on ordinary activities	—	—	63	(1,469)	—	(1,406)

Equity income from subsidiaries	4,839	—	—	—	(4,839)	—

Profit for the year	4,703	—	650	4,189	(4,703)	4,839

Attributable to:

Owners of the parent	4,703	—	650	3,998	(4,703)	4,648

Non-controlling interests	—	—	—	191	—	191

	4,703	—	650	4,189	(4,703)	4,839

30 Condensed consolidating financial information continued

(b)	Anticipated exchange offer continued

	Condensed Consolidated Income Statement

Year ended 31 December 2015

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	12,536	—	12,536

Raw materials and consumables used	—	—	—	(3,217)	—	(3,217)

Changes in inventories of finished goods and work in progress	—	—	—	184	—	184

Employee benefit costs	(2)	—	(6)	(2,033)	2	(2,039)

Depreciation, amortisation and impairment costs	—	—	—	(428)	—	(428)

Other operating income	—	—	—	225	—	225

Other operating expenses	(66)	—	(5)	(2,699)	66	(2,704)

(Loss)/profit from operations	(68)	—	(11)	4,568	68	4,557

Net finance (costs)/income	(36)	—	207	(145)	36	62

Share of post-tax results of associates and joint ventures	—	—	—	1,236	—	1,236

Profit before taxation	(104)	—	196	5,659	104	5,855

Taxation on ordinary activities	—	—	17	(1,350)	—	(1,333)

Equity income from subsidiaries	4,522	—	—	—	(4,522)	—

Profit for the year	4,418	—	213	4,309	(4,418)	4,522

Attributable to:

Owners of the parent	4,418	—	213	4,077	(4,418)	4,290

Non-controlling interests	—	—	—	232	—	232

	4,418	—	213	4,309	(4,418)	4,522

Condensed Consolidated Statement of Comprehensive Income

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Profit for the year	37,550	(52)	4,693	37,326	(41,861)	37,656

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	(242)	(21)	(3,546)	—	(3,809)

Differences on exchange	—	—	—	(4,007)	—	(4,007)

Cash flow hedges	—	(242)	(10)	81	—	(171)

Investments held at fair value	—	—	—	(22)	—	(22)

Net investment hedges	—	—	(11)	368	—	357

Tax on items that may be reclassified	—	—	—	34	—	34

Items that will not be reclassified subsequently to profit or loss:	—	—	—	681	—	681

Retirement benefit schemes	—	—	—	852	—	852

Tax on items that will not be reclassified	—	—	—	(171)	—	(171)

Total other comprehensive income for the year, net of tax	—	(242)	(21)	(2,865)	—	(3,128)

Share of subsidiaries OCI (other reserves)	681	—	—	—	(681)	—

Share of subsidiaries OCI (retained earnings)	(3,809)	—	—	—	3,809	—

Total comprehensive income/(expense) for the year, net of tax	34,422	(294)	4,672	34,461	(38,733)	34,528

Attributable to:

Owners of the parent	34,422	(294)	4,672	34,294	(38,733)	34,361

Non-controlling interests	—	—	—	167	—	167

	34,422	(294)	4,672	34,461	(38,733)	34,528

30 Condensed consolidating financial information continued

(b)	Anticipated exchange offer continued

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2016

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Profit for the year	4,703	—	650	4,189	(4,703)	4,839

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	(397)	2,157	—	1,760

Differences on exchange	—	—	—	2,695	—	2,695

Cash flow hedges	—	—	5	50	—	55

Investments held at fair value	—	—	—	(10)	—	(10)

Net investment hedges	—	—	(402)	(559)	—	(961)

Tax on items that may be reclassified	—	—	—	(19)	—	(19)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	(173)	—	(173)

Retirement benefit schemes	—	—	—	(209)	—	(209)

Tax on items that will not be reclassified	—	—	—	36	—	36

Total other comprehensive income/(expense) for the year, net of tax	—	—	(397)	1,984	—	1,587

Share of subsidiaries OCI (other reserves)	(173)	—	—	—	173	—

Share of subsidiaries OCI (retained earnings)	1,760	—	—	—	(1,760)	—

Total comprehensive income/(expense) for the year, net of tax	6,290	—	253	6,173	(6,290)	6,426

Attributable to:

Owners of the parent	6,290	—	253	5,927	(6,290)	6,180

Non-controlling interests	—	—	—	246	—	246

	6,290	—	253	6,173	(6,290)	6,426

30 Condensed consolidating financial information continued

(b)	Anticipated exchange offer continued

	Condensed Consolidated Statement of Comprehensive Income

Year ended 31 December 2015

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Profit for the year	4,418	—	213	4,309	(4,418)	4,522

Other comprehensive expense

Items that may be reclassified subsequently to profit or loss:	—	—	(136)	(713)	—	(849)

Differences on exchange	—	—	—	(670)	—	(670)

Cash flow hedges	—	—	(9)	(120)	—	(129)

Investments held at fair value	—	—	—	5	—	5

Net investment hedges	—	—	(127)	51	—	(76)

Tax on items that may be reclassified	—	—	—	21	—	21

Items that will not be reclassified subsequently to profit or loss:	—	—	—	263	—	263

Retirement benefit schemes	—	—	—	286	—	286

Tax on items that will not be reclassified	—	—	—	(23)	—	(23)

Total other comprehensive expense for the year, net of tax	—	—	(136)	(450)	—	(586)

Share of subsidiaries OCI (other reserves)	263	—	—	—	(263)	—

Share of subsidiaries OCI (retained earnings)	(849)	—	—	—	849	—

Total comprehensive income for the year, net of tax	3,832	—	77	3,859	(3,832)	3,936

Attributable to:

Owners of the parent	3,832	—	77	3,680	(3,832)	3,757

Non-controlling interests	—	—	—	179	—	179

	3,832	—	77	3,859	(3,832)	3,936

Condensed Consolidated Balance Sheet

	Condensed Consolidated Balance Sheet

As at 31 December 2017

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	117,785	—	117,785

Property, plant and equipment	—	—	2	4,880	—	4,882

Investments in subsidiaries	58,255	—	33,570	—	(91,825)	—

Investments in associates and joint ventures	—	—	—	1,577	—	1,577

Retirement benefit assets	—	—	52	1,071	—	1,123

Deferred tax assets	—	49	16	268	—	333

Trade and other receivables	—	14,787	13,193	(27,699)	475	756

Investments held at fair value	—	—	—	42	—	42

Derivative financial instruments	—	68	594	(4)	(68)	590

Total non-current assets	58,255	14,904	47,427	97,920	(91,418)	127,088

Inventories	—	—	—	5,864	—	5,864

Income tax receivable	—	—	339	121	—	460

Trade and other receivables	7,365	56	31,382	(25,490)	(9,260)	4,053

Investments held at fair value	—	—	—	65	—	65

Derivative financial instruments	—	—	339	(111)	—	228

Cash and cash equivalents	5	122	752	2,417	(5)	3,291

Assets classified as held-for-sale	—	—	—	5	—	5

Total current assets	7,370	178	32,812	(17,129)	(9,265)	13,966

Total assets	65,625	15,082	80,239	80,791	(100,683)	141,054

Equity - Capital and reserves

Share capital	614	—	13,831	614	(14,445)	614

Share premium, capital redemption and merger reserves	22,939	258	3,401	22,943	(22,939)	26,602

Other reserves	805	(129)	(809)	(3,427)	168	(3,392)

Retained earnings	36,511	(52)	8,941	46,032	(54,497)	36,935

Owners of the parent	60,869	77	25,364	66,162	(91,713)	60,759

Non-controlling interests	—	—	—	222	—	222

Total equity	60,869	77	25,364	66,384	(91,713)	60,981

Liabilities

Borrowings	1,571	14,783	28,085	(1,364)	952	44,027

Retirement benefit liabilities	—	—	42	1,779	—	1,821

Deferred tax liabilities	—	—	51	17,078	—	17,129

Provisions	—	—	—	354	—	354

Trade and other payables	8	—	106	952	(8)	1,058

Derivative financial instruments	—	—	158	(11)	(68)	79

Total non-current liabilities	1,579	14,783	28,442	18,788	876	64,468

Borrowings	2,058	160	24,300	(11,408)	(9,687)	5,423

Income tax payable	—	2	7	711	—	720

Provisions	—	—	1	398	—	399

Trade and other payables	1,119	54	1,839	6,049	(153)	8,908

Derivative financial instruments	—	6	286	(131)	(6)	155

Total current liabilities	3,177	222	26,433	(4,381)	(9,846)	15,605

Total equity and liabilities	65,625	15,082	80,239	80,791	(100,683)	141,054

30 Condensed consolidating financial information continued

(b)	Anticipated exchange offer continued

	Condensed Consolidated Balance Sheet

As at 31 December 2016

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	12,117	—	12,117

Property, plant and equipment	—	—	—	3,661	—	3,661

Investments in subsidiaries	7,667	—	4,260	—	(11,927)	—

Investments in associates and joint ventures	—	—	—	9,507	—	9,507

Retirement benefit assets	—	—	40	415	—	455

Deferred tax assets	—	—	—	436	—	436

Trade and other receivables	—	—	9,593	(8,994)	—	599

Investments held at fair value	—	—	—	43	—	43

Derivative financial instruments	—	—	595	1	—	596

Total non-current assets	7,667	—	14,488	17,186	(11,927)	27,414

Inventories	—	—	—	5,793	—	5,793

Income tax receivable	—	—	66	3	—	69

Trade and other receivables	7,289	—	30,153	(25,100)	(8,458)	3,884

Investments held at fair value	—	—	—	15	—	15

Derivative financial instruments	—	—	599	(224)	—	375

Cash and cash equivalents	5	—	256	1,948	(5)	2,204

	7,294	—	31,074	(17,565)	(8,463)	12,340

Assets classified as held-for-sale	—	—	—	19	—	19

Total current assets	7,294	—	31,074	(17,546)	(8,463)	12,359

Total assets	14,961	—	45,562	(360)	(20,390)	39,773

Equity - Capital and reserves

Share capital	507	—	322	507	(829)	507

Share premium, capital redemption and merger reserves	268	—	3,401	(1,048)	1,310	3,931

Other reserves	(362)	—	(909)	413	1,271	413

Retained earnings	10,829	—	2,778	3,331	(13,607)	3,331

Owners of the parent	11,242	—	5,592	3,203	(11,855)	8,182

Non-controlling interests	—	—	—	224	—	224

Total equity	11,242	—	5,592	3,427	(11,855)	8,406

Liabilities

Borrowings	—	—	16,439	(2,466)	2,515	16,488

Retirement benefit liabilities	—	—	—	826	—	826

Deferred tax liabilities	—	—	13	639	—	652

Provisions	—	—	—	386	—	386

Trade and other payables	8	—	4	1,036	(8)	1,040

Derivative financial instruments	—	—	119	—	—	119

Total non-current liabilities	8	—	16,575	421	2,507	19,511

Borrowings	3,621	—	22,826	(12,468)	(10,972)	3,007

Income tax payable	—	—	—	558	—	558

Provisions	—	—	3	404	—	407

Trade and other payables	90	—	2	7,313	(70)	7,335

Derivative financial instruments	—	—	564	(15)	—	549

Total current liabilities	3,711	—	23,395	(4,208)	(11,042)	11,856

Total equity and liabilities	14,961	—	45,562	(360)	(20,390)	39,773

Condensed Consolidated Cash Flow Statement

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(12)	67	(191)	5,470	13	5,347

Net cash (used in)/generated from investing activities	2	113	1,466	(20,020)	(105)	(18,544)

Net cash (used in)/generated from financing activities	10	(52)	(676)	22,772	(7,295)	14,759

Net cash flows (used in)/generated from operating, investing and financing activities	—	128	599	8,222	(7,387)	1,562

Differences on exchange	—	(6)	15	(400)	—	(391)

(Decrease)/increase in net cash and cash equivalents in the year	—	122	614	7,822	(7,387)	1,171

Net cash and cash equivalents at 1 January*	5	—	(56)	1,702	—	1,651

Net cash and cash equivalents at 31 December	5	122	558	9,524	(7,387)	2,822

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2016

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(23)	—	12	4,598	23	4,610

Net cash (used in)/generated from investing activities	24	—	3,217	(3,788)	(93)	(640)

Net cash (used in)/generated from financing activities	—	—	(740)	2,486	(5,975)	(4,229)

Net cash flows (used in)/generated from operating, investing and financing activities	1	—	2,489	3,296	(6,045)	(259)

Differences on exchange	1	—	(42)	221	—	180

(Decrease)/increase in net cash and cash equivalents in the year	2	—	2,447	3,517	(6,045)	(79)

Net cash and cash equivalents at 1 January*	3	—	261	1,466	—	1,730

Net cash and cash equivalents at 31 December	5	—	2,708	4,983	(6,045)	1,651

30 Condensed consolidating financial information continued

(b)	Anticipated exchange offer continued

	Condensed Consolidated Cash Flow Statement

Year ended 31 December 2015

	BAT p.l.c.	BATCAP	BATIF, BATNF, BATHTN and RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	61	—	3	4,709	(53)	4,720

Net cash (used in)/generated from investing activities	34	—	537	(4,457)	(105)	(3,991)

Net cash (used in)/generated from financing activities	(95)	—	4,469	(3,487)	(1,106)	(219)

Net cash flows (used in)/generated from operating, investing and financing activities	—	—	5,009	(3,235)	(1,264)	510

Differences on exchange	(1)	—	(34)	(237)	—	(272)

(Decrease)/increase in net cash and cash equivalents in the year	(1)	—	4,975	(3,472)	(1,264)	238

Net cash and cash equivalents at 1 January*	4	—	(102)	1,590	—	1,492

Net cash and cash equivalents at 31 December	3	—	4,873	(1,882)	(1,264)	1,730